Transactions Involving Noncontrolling Interests in Aimco Operating Partnership	12 Months Ended
Dec. 31, 2010
Transactions Involving Noncontrolling Interests in Companys Operating Partnership [Abstract]
Transactions Involving Noncontrolling Interests in Aimco Operating Partnership
NOTE 10 — Transactions Involving Noncontrolling Interests in Aimco Operating Partnership
In December 2008, October 2008, July 2008, and December 2007, the Aimco Operating Partnership declared special distributions payable on January 29, 2009, December 1, 2008, August 29, 2008 and January 30, 2008, respectively, to holders of record of common OP Units and High Performance Units on December 29, 2008, October 27, 2008, July 28, 2008 and December 31, 2007, respectively. The special distributions were paid on common OP Units and High Performance Units in the amounts listed below. The Aimco Operating Partnership distributed to Aimco common OP Units equal to the number of shares we issued pursuant to our corresponding special dividends (discussed in Note 11) in addition to approximately $0.60 per unit in cash. Holders of common OP Units other than Aimco and holders of High Performance Units received the distributions entirely in cash.

	January 2009	December 2008	August 2008	January 2008
Aimco Operating Partnership Special	Special	Special	Special	Special
Distributions	Distribution	Distribution	Distribution	Distribution
Distribution per unit	$2.08	$1.80	$3.00	$2.51
Total distribution	$230.1 million	$176.6 million	$285.5 million	$257.2 million
Common OP Units and High Performance Units outstanding on record date	110,654,142	98,136,520	95,151,333	102,478,510
Common OP Units held by Aimco	101,169,951	88,650,980	85,619,144	92,795,891
Total distribution on Aimco common OP Units	$210.4 million	$159.6 million	$256.9 million	$232.9 million
Cash distribution to Aimco	$60.6 million	$53.2 million	$51.4 million	$55.0 million
Portion of distribution paid to Aimco through issuance of common OP Units	$149.8 million	$106.4 million	$205.5 million	$177.9 million
Common OP Units issued to Aimco pursuant to distributions	15,627,330	12,572,267	5,731,310	4,594,074
Cash distributed to common OP Unit and High Performance Unit holders other than Aimco	$19.7 million	$17.0 million	$28.6 million	$24.3 million
Preferred OP Units
Various classes of preferred OP Units of the Aimco Operating Partnership are outstanding. Preferred OP Units entitle the holders thereof to a preference with respect to distributions or upon liquidation. Depending on the terms of each class, these preferred OP Units are convertible into common OP Units or redeemable for cash, or at the Aimco Operating Partnership’s option, Common Stock, and are paid distributions varying from 1.8% to 8.8% per annum per unit, or equal to the dividends paid on Common Stock based on the conversion terms. As of December 31, 2010 and 2009, a total of 3.1 million preferred OP Units were outstanding with redemption values of $82.6 million and $85.7 million, respectively. At December 31, 2010 and 2009, these preferred OP Units were redeemable into approximately 3.2 million and 5.2 million shares of Common Stock, respectively, or cash at the Aimco Operating Partnership’s option, and were included in temporary equity in our consolidated balance sheets.
The following table presents a reconciliation of preferred noncontrolling interests in the Aimco Operating Partnership for the years ending December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Balance at January 1	$86,656	$88,148	$89,716
Net income attributable to preferred noncontrolling interests in the Aimco Operating Partnership	4,964	6,288	7,646
Distributions attributable to preferred noncontrolling interests in the Aimco Operating Partnership	(6,730)	(6,806)	(7,486)
Purchases and redemptions of preferred OP Units	(1,462)	(1,725)	(976)
Other	—	751	(752)

Balance at December 31	$83,428	$86,656	$88,148

The effects on our equity of changes in our ownership interest in the Aimco Operating Partnership are reflected in our consolidated statement of equity as redemptions of Aimco Operating Partnership units for Common Stock and repurchases of common OP Units.
During the year ended December 31, 2010, we purchased approximately 68,700 preferred OP Units from the holder in exchange for cash and other consideration, and during the years ended December 31, 2010 and 2009, approximately 14,800 and 68,200 preferred OP Units, respectively, were tendered for redemption in exchange for cash. During the years ended December 31, 2010 and 2009, no preferred OP Units were tendered for redemption in exchange for shares of Common Stock. The Aimco Operating Partnership has a redemption policy that requires cash settlement of redemption requests for the redeemable preferred OP Units, subject to limited exceptions.
Common OP Units
The holders of the common OP Units receive distributions, prorated from the date of issuance, in an amount equivalent to the dividends paid to holders of Common Stock, and may redeem such units for cash or, at the Aimco Operating Partnership’s option, Common Stock.
During the year ended December 31, 2010, we acquired the noncontrolling limited partnership interests in certain of our consolidated real estate partnerships in exchange for cash and the Aimco Operating Partnership’s issuance of approximately 276,000 common OP Units. We completed no similar acquisitions of noncontrolling interests during 2009 or 2008.
During the years ended December 31, 2010 and 2009, approximately 168,300 and 64,000 common OP Units, respectively, were redeemed in exchange for cash, and approximately 519,000 common OP Units were redeemed in exchange for shares of Common Stock in 2009. No common OP Units were redeemed in exchange for shares of Common Stock in 2010.
High Performance Units
At December 31, 2010 and 2009, the Aimco Operating Partnership had outstanding 2,339,950 and 2,344,719, respectively, of high performance partnership units, or HPUs. The holders of HPUs are generally restricted from transferring these units except upon a change of control in the Aimco Operating Partnership. The holders of HPUs receive the same amount of distributions that are paid to holders of an equivalent number of the Aimco Operating Partnership’s outstanding common OP Units.